Organization - Schedule of VIEs and VIEs' Subsidiaries Included in Consolidated Balance Sheets and Statements of Comprehensive Loss (Details) ¥ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 CNY (¥)	Sep. 30, 2021 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 3,559,899		¥ 7,296,165		$ 500,443	¥ 2,997,212
Short-term investments	1,470,487				206,718	1,348,255
Accounts receivable, net	2,683,392				377,225	2,747,774
Licensed copyrights, net	818,171				115,017	931,189
Prepayments and other assets	2,228,050				313,214	3,266,523
Total current assets	10,846,784				1,524,817	11,524,117
Non-current assets:
Fixed assets, net	1,180,895				166,008	1,344,784
Long-term investments	2,803,629				394,128	3,035,155
Licensed copyrights, net	7,146,338				1,004,616	7,258,042
Produced content, net	12,711,616				1,786,971	10,951,078
Operating lease assets	704,025				98,970	907,297
Goodwill	3,888,346				546,615	3,888,346
Total non-current assets	32,045,737				4,504,918	30,948,048
Total assets	42,892,521				6,029,735	42,472,165
Current liabilities:
Customer advances and deferred revenue	3,968,708				557,912	3,484,509
Short-term loans	3,938,938				553,727	4,117,774
Operating lease liabilities, current portion	110,697				15,562	171,541
Total current liabilities	29,149,427				4,097,762	22,476,470
Non-current liabilities:
Operating lease liabilities	527,584				74,167	625,737
Other non-current liabilities	1,286,875				180,906	260,931
Total non-current liabilities	8,292,179				1,165,697	14,322,582
Total revenues	21,404,689	$ 3,009,024	23,165,801
Net loss	(422,414)	(59,381)	(4,343,356)
Net cash provided by/(used for) operating activities	(923,966)	(129,888)	(4,856,482)	$ 4,856,482
Net cash (used for)/ provided by investing activities	(312,919)	(43,989)	(834,754)
Net cash provided by financing activities	1,607,281	225,948	2,279,485
Variable Interest Entities
Current assets:
Cash and cash equivalents	1,521,208				213,848	950,267
Short-term investments	621,117				87,315	595,754
Accounts receivable, net	2,554,132				359,054	2,613,546
Licensed copyrights, net	600,254				84,382	669,672
Prepayments and other assets	2,021,051				284,115	3,027,691
Total current assets	7,317,762				1,028,714	7,856,930
Non-current assets:
Fixed assets, net	667,543				93,842	726,115
Long-term investments	2,042,245				287,094	1,987,678
Licensed copyrights, net	2,125,280				298,767	2,288,848
Produced content, net	12,217,492				1,717,508	10,425,514
Operating lease assets	606,199				85,218	697,965
Goodwill	2,412,989				339,213	2,412,989
Others	742,589				104,392	919,713
Total non-current assets	20,814,337				2,926,034	19,458,822
Total assets	28,132,099				3,954,748	27,315,752
Current liabilities:
Accounts payable	3,809,380				535,514	5,068,907
Customer advances and deferred revenue	3,878,982				545,299	3,370,582
Short-term loans	2,853,516				401,141	2,292,899
Operating lease liabilities, current portion	101,953				14,332	108,059
Accrued expenses and other liabilities	2,110,637				296,709	3,101,273
Total current liabilities	12,754,468				1,792,995	13,941,720
Non-current liabilities:
Operating lease liabilities	520,479				73,168	579,844
Other non-current liabilities	1,177,041				165,466	339,238
Total non-current liabilities	1,697,520				238,634	919,082
Amounts due to the Company and its subsidiaries	22,542,205				3,168,933	20,835,196
Total liabilities	36,994,193				$ 5,200,562	¥ 35,695,998
Total revenues	19,829,471	2,787,583	21,965,719
Net loss	(60,994)	(8,574)	(1,350,285)
Net cash provided by/(used for) operating activities	(53,075)	(7,461)	998,909
Net cash (used for)/ provided by investing activities	35,871	5,043	(1,392,676)
Net cash provided by financing activities	¥ 560,624	$ 78,811	¥ 309,523